CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE
REVENUE	$ 2,092,032	$ 1,749,133	$ 5,389,014
COST OF GOODS SOLD	458,436	366,258	3,477,821
GROSS PROFIT	1,633,596	1,382,875	1,911,193
EXPENSES
Selling expenses	1,645,985	1,353,165	886,226
General and administrative expenses	10,013,732	16,438,936	15,684,783
Product development and clinical trials expenses	20,020,959	16,001,464	16,214,439
TOTAL EXPENSES	31,680,676	33,793,565	32,785,448
OPERATING LOSS	(30,047,080)	(32,410,690)	(30,874,255)
OTHER (EXPENSE)/INCOME
Interest income	184,912	183,065	355,806
Interest expense	(133,082)
Impairment on right-of-use asset	(104,544)
Gain on sale of assets		238,907
Damages provision			(738,021)
Loss on foreign exchange	(74,209)	(175,054)	2,726,728
Unrealized (loss)/gain on derivative warrant liability from financing and convertible notes	(3,235,591)	(814,827)	10,732,089
Realized loss/(gain) on exercise of warrants and convertible notes	(1,692,628)	(28,003,594)
Amortization of deferred loss		(46,894,189)	(3,351,987)
Total Other (Expense)/Income	(5,055,142)	(75,465,692)	9,724,615
LOSS BEFORE TAX	(35,102,222)	(107,876,382)	(21,149,640)
Tax expense	28,793	107,093	484,428
LOSS FOR THE PERIOD	(35,131,015)	(107,983,475)	(21,634,068)
OTHER COMPREHENSIVE INCOME FOR THE YEAR
Exchange difference on translation other than for damages provision			(1,950,396)
Fair market value changes in convertible note due to changes in own credit risk	1,512,521	(1,009,592)
TOTAL OTHER COMPREHENSIVE INCOME FOR THE PERIOD	1,512,521	(1,009,592)	(1,950,396)
LOSS AND OTHER COMPREHENSIVE LOSS FOR THE PERIOD	$ (33,618,494)	$ (108,993,067)	$ (23,584,464)
LOSS PER SHARE
Basic and diluted loss per share	$ (5.40)	$ (76.26)	$ (265.37)